Trading Activities - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net changes in fair value of trading securities	(30,418)	(8,710)	163,362